Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0000354190
Registrant Name	ARTHUR J. GALLAGHER & CO.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES